UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2000
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia             8/14/00
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         158
                                             -------------------------

Form 13F Information Table Value Total:      $  200,822
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER         TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       --------------           CLASS      CUSIP      (x$1,000)   PRN  AMT  PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
Abaxis Inc                      COM      002567105      199       29,800    SH             SOLE                 29,800
Abitibi-Consolidated Inc        COM      003924107      443       47,200    SH             SOLE                 47,200
ABM Inds Inc                    COM      000957100      806       35,050    SH             SOLE                 35,050
ACME Metals                     COM      004724100       10       61,700    SH             SOLE                 61,700
Adaptec Inc                     COM      00651F108    2,204       96,860    SH             SOLE                 96,860
Agribiotech Inc Nev             COM      008494106        1       27,000    SH             SOLE                 27,000
Alcoa Inc                       COM      013817101      305       10,512    SH             SOLE                 10,512
AMBAC, Inc.                     COM      023139108      739       13,475    SH             SOLE                 13,475
Ametek                          COM      031100100    1,844      105,390    SH             SOLE                105,390
Amgen, Inc.                     COM      031162100      365        5,200    SH             SOLE                  5,200
Anchor Gaming                   COM      033037102    1,906       39,750    SH             SOLE                 39,750
Anheuser-Busch Cos.             COM      035229103    2,229       29,849    SH             SOLE                 29,849
Applied Power Inc.              COM      038225108      328        9,801    SH             SOLE                  9,801
Arrow Intl Inc                  COM      042764100      865       25,820    SH             SOLE                 25,820
Arvin Ind.                      COM      043339100    1,161       66,828    SH             SOLE                 66,828
Ashland Inc.                    COM      044204105    1,558       44,431    SH             SOLE                 44,431
AXA Financial Inc               COM      002451102      743       21,850    SH             SOLE                 21,850
Ball Corp                       COM      058498106    1,997       62,056    SH             SOLE                 62,056
BB&T Corp                       COM      054937107      265       11,118    SH             SOLE                 11,118
Bear Stearns                    COM      073902108    1,312       31,508    SH             SOLE                 31,508
Biomatrix Inc                   COM      09060P102    2,527      111,697    SH             SOLE                111,697
Boeing Co.                      COM      097023105    3,041       72,725    SH             SOLE                 72,725
Bowne & Co.                     COM      103043105      231       23,000    SH             SOLE                 23,000
Briggs & Stratton Corp          COM      109043109    1,587       46,325    SH             SOLE                 46,325
Butler Mfg Co                   COM      123655102      201       11,850    SH             SOLE                 11,850
Canandaigua Wine Inc CL A       COM      137219200    1,611       31,933    SH             SOLE                 31,933
Carlisle Cos Inc                COM      142339100      443        9,850    SH             SOLE                  9,850
Caterpillar Inc                 COM      149123101    2,644       78,060    SH             SOLE                 78,060
CCB Financial Corp.             COM      124875105      279        7,548    SH             SOLE                  7,548
Centex Constrctn Prods          COM      15231R109      648       28,570    SH             SOLE                 28,570
Clarcor Inc                     COM      179895107      892       44,875    SH             SOLE                 44,875
Coca Cola Co.                   COM      191216100    1,549       26,977    SH             SOLE                 26,977
Comerica Inc.                   COM      200340107    2,033       45,295    SH             SOLE                 45,295
Compaq Computer Corp.           COM      204493100    1,522       59,539    SH             SOLE                 59,539
Correctional Services Corp      COM      219921103       55       14,000    SH             SOLE                 14,000
Countrywide Credit              COM      222372104      943       31,107    SH             SOLE                 31,107
Crane Co.                       COM      224399105    1,226       50,447    SH             SOLE                 50,447
Dain Rauscher Corp              COM      233856103    1,680       25,458    SH             SOLE                 25,458
Deluxe Corp.                    COM      248019101      851       36,100    SH             SOLE                 36,100
Deucalion Research Inc.         COM      251468104        0      115,000    SH             SOLE                115,000
Dexterity Surgical Inc          COM      252368105       33       46,000    SH             SOLE                 46,000
DTE Energy Co.                  COM      233331107    1,505       49,250    SH             SOLE                 49,250
Duke Energy Corp                COM      264399106      221        3,925    SH             SOLE                  3,925
Eaton Corp.                     COM      278058102    2,121       31,650    SH             SOLE                 31,650
Edwards, AG Inc                 COM      281760108    1,224       31,394    SH             SOLE                 31,394
EI Dupont                       COM      263534109      421        9,620    SH             SOLE                  9,620
Enesco Group Inc                COM      292973104      179       37,700    SH             SOLE                 37,700
Exxon Mobile Corp               COM      30231g102      827       10,533    SH             SOLE                 10,533
Ezcony Interamerica             COM      G3287M102       40       20,100    SH             SOLE                 20,100
F M C Corp.                     COM      302491303    1,173       20,225    SH             SOLE                 20,225
Fedders Corp.                   COM      313135105    2,105      362,150    SH             SOLE                362,150
First Charter Corp              COM      319439105      168       10,694    SH             SOLE                 10,694
First Union                     COM      337358105    1,689       68,051    SH             SOLE                 68,051
FirstEnergy Corp                COM      337932107    3,124      133,633    SH             SOLE                133,633
Flowserve Corp.                 COM      34354P105      924       61,350    SH             SOLE                 61,350
Fluor Corp                      COM      343861100    1,036       32,750    SH             SOLE                 32,750
Footstar Inc                    COM      344912100      675       20,302    SH             SOLE                 20,302
Ford Motor Co.                  COM      345370100    2,916       67,810    SH             SOLE                 67,810
GenCorp                         COM      368682100      506       63,300    SH             SOLE                 63,300
General Electric                COM      369604103      534       10,072    SH             SOLE                 10,072
General Motors                  COM      370442105    1,486       25,594    SH             SOLE                 25,594
Gentner Commun                  COM      37245J105      288       20,600    SH             SOLE                 20,600
Glatfelter Co., P.H.            COM      377316104      185       18,200    SH             SOLE                 18,200
Goodrich BF Co                  COM      382388106    2,478       72,745    SH             SOLE                 72,745
GTE Corp.                       COM      362320103      341        5,475    SH             SOLE                  5,475
Gtech Holdings Corp             COM      400518106      917       40,400    SH             SOLE                 40,400
Harland John H. Co.             COM      412693103    1,596      106,873    SH             SOLE                106,873
Harman Intl Inds                COM      413086109    1,133       18,572    SH             SOLE                 18,572
Hasbro, Inc.                    COM      418056107      905       60,050    SH             SOLE                 60,050
Haverty Furniture Inc           COM      419596101    1,007      118,523    SH             SOLE                118,523
Health Mgmt Sys Inc             COM      42219M100    1,154      369,405    SH             SOLE                369,405
HealthSouth Corp.               COM      421924101    3,005      418,100    SH             SOLE                418,100
Hewlett Packard                 COM      428236103      265        2,125    SH             SOLE                  2,125
Home Depot                      COM      437076102      235        4,712    SH             SOLE                  4,712
HSB Group Inc                   COM      40428N109    1,304       41,883    SH             SOLE                 41,883
IBM                             COM      459200101      214        1,951    SH             SOLE                  1,951
IBP, Inc.                       COM      449223106      890       57,650    SH             SOLE                 57,650
ICN Pharmaceutical              COM      448924100    3,396      122,100    SH             SOLE                122,100
Informix Software               COM      456779107    3,531      474,700    SH             SOLE                474,700
Innerdyne Inc                   COM      45764D102      192       26,000    SH             SOLE                 26,000
Intel Corp.                     COM      458140100      521        3,900    SH             SOLE                  3,900
International Paper             COM      460146103      610       20,467    SH             SOLE                 20,467
ITT Educational Svcs            COM      45068B109    2,242      127,659    SH             SOLE                127,659
ITT Industries Inc.             COM      450911102    2,918       96,060    SH             SOLE                 96,060
Johnson & Johnson               COM      478160104      298        2,925    SH             SOLE                  2,925
Johnson Controls Inc            COM      478366107    3,788       73,825    SH             SOLE                 73,825
Jones Apparel Group Inc         COM      480074103      756       32,166    SH             SOLE                 32,166
K Mart Corp.                    COM      482584109    2,594      380,800    SH             SOLE                380,800
Kaman Corp. Cl. A               COM      483548103      516       48,260    SH             SOLE                 48,260
Kellwood Co.                    COM      488044108    1,793       84,895    SH             SOLE                 84,895
Key Corp.                       COM      493267108      450       25,556    SH             SOLE                 25,556
Key Energy Group Inc.           COM      492914106      159       16,500    SH             SOLE                 16,500
Kimberly Clark                  COM      494368103    1,889       32,915    SH             SOLE                 32,915
Lafarge Corp.                   COM      505862102      463       22,025    SH             SOLE                 22,025
Laser Vision Ctrs Inc           COM      51807H100       79       12,800    SH             SOLE                 12,800
Lincare Holdings Inc            COM      532791100    1,080       43,860    SH             SOLE                 43,860
Lincoln National Corp.          COM      534187109      815       22,560    SH             SOLE                 22,560
Mallinckrodt Inc New            COM      561232109    4,788      110,225    SH             SOLE                110,225
Manitowoc Inc.                  COM      563571108    1,231       46,027    SH             SOLE                 46,027
Maytag Corp.                    COM      578592107    4,240      114,990    SH             SOLE                114,990
McCormick & Co                  COM      579780206    1,121       34,480    SH             SOLE                 34,480
Media Arts Group Inc            COM      58439C102       49       12,000    SH             SOLE                 12,000
Merck & Company                 COM      589331107      839       10,953    SH             SOLE                 10,953
Merrill Lynch & Co.             COM      590188108    1,937       16,840    SH             SOLE                 16,840
Misonix Inc.                    COM      604871103       99       12,500    SH             SOLE                 12,500
Moog Inc CL A                   COM      615394202    1,118       42,385    SH             SOLE                 42,385
Morgan Stanley Dean Witter Dis  COM      617446448      709        8,514    SH             SOLE                  8,514
Morgan, JP & Co.                COM      616880100    1,146       10,406    SH             SOLE                 10,406
National Service Industries, I  COM      637657107    3,539      176,945    SH             SOLE                176,945
Norsk Hydro AS Sponsored ADR    COM      656531605    1,326       31,525    SH             SOLE                 31,525
NPC Intl                        COM      629360306    1,600      178,438    SH             SOLE                178,438
Nstar                           COM      67019e107      468       11,500    SH             SOLE                 11,500
Orthodontic Ctrs of Amer        COM      68750P103    1,359       60,047    SH             SOLE                 60,047
Paccar Inc.                     COM      693718108    2,214       55,777    SH             SOLE                 55,777
Pacific Century Fincl Corp      COM      694058108      687       47,000    SH             SOLE                 47,000
Pfizer, Inc.                    COM      717081103      830       17,300    SH             SOLE                 17,300
Phelps Dodge Corp.              COM      717265102      774       20,810    SH             SOLE                 20,810
Philip Morris                   COM      718154107      299       11,273    SH             SOLE                 11,273
Plantronics Inc                 COM      727493108    3,068       26,563    SH             SOLE                 26,563
Polaris Inds Inc                COM      731068102    3,856      120,485    SH             SOLE                120,485
Polymedica Corp                 COM      731738100      205        4,750    SH             SOLE                  4,750
PPG Industries Inc.             COM      693506107    2,291       51,700    SH             SOLE                 51,700
Quaker Chem Corp                COM      747316107      647       37,215    SH             SOLE                 37,215
Quanex corp                     COM      747620102      277       18,650    SH             SOLE                 18,650
Ralcorp Holdings                COM      751028101      688       56,200    SH             SOLE                 56,200
Regis Corp Minn                 COM      758932107    1,416      113,255    SH             SOLE                113,255
Reliant Energy                  COM      75952j108    3,446      116,570    SH             SOLE                116,570
Repsol - YPF ADR                COM      76026T205    1,237       62,410    SH             SOLE                 62,410
Rockwell International          COM      773903109    1,629       51,725    SH             SOLE                 51,725
Sara Lee Corp.                  COM      803111103    4,150      214,875    SH             SOLE                214,875
Sento Corp                      COM      816918106       60       15,000    SH             SOLE                 15,000
SLM Holding Corp                COM      78442A109    3,054       81,587    SH             SOLE                 81,587
Soligen Tech Inc Ec Com         COM      83423G109       47      114,000    SH             SOLE                114,000
Southdown, Inc.                 COM      841297104    4,165       72,124    SH             SOLE                 72,124
Springs Industries              COM      851783100      526       16,434    SH             SOLE                 16,434
Sprint Corp PCS Ser 1           COM      852061506      921       15,482    SH             SOLE                 15,482
Standex International Corp.     COM      854231107    1,064       67,037    SH             SOLE                 67,037
Superior Industries Intl.       COM      868168105      524       20,350    SH             SOLE                 20,350
TBC Corp                        COM      872180104      666      144,049    SH             SOLE                144,049
Telefonos de Mexico             COM      879403780    2,413       42,246    SH             SOLE                 42,246
Tenet Healthcare Corp           COM      88033G100    1,114       41,250    SH             SOLE                 41,250
Timken Co.                      COM      887389104      526       28,250    SH             SOLE                 28,250
Toll Brothers Inc.              COM      889478103    2,305      112,458    SH             SOLE                112,458
Toro Co.                        COM      891092108      817       24,795    SH             SOLE                 24,795
Total Research                  COM      891511107       66       23,000    SH             SOLE                 23,000
TRW Inc                         COM      872649108    2,830       65,250    SH             SOLE                 65,250
Tyco Intl Ltd                   COM      902124106    4,107       86,700    SH             SOLE                 86,700
U S Home & Garden               COM      902939107       40       12,400    SH             SOLE                 12,400
Unifirst Corp Mass              COM      904708104      170       21,550    SH             SOLE                 21,550
Union Carbide Corp.             COM      905581104    1,135       22,925    SH             SOLE                 22,925
Universal Corporation           COM      913456109      411       19,475    SH             SOLE                 19,475
USX-U.S. Steel Group            COM      90337T101    1,031       55,550    SH             SOLE                 55,550
VF Corp.                        COM      918204108    2,752      115,580    SH             SOLE                115,580
Vulcan Material Company         COM      929160109      634       14,850    SH             SOLE                 14,850
Wachovia Corp.                  COM      929771103    1,350       24,890    SH             SOLE                 24,890
Washington Fed Inc              COM      938824109    1,033       56,583    SH             SOLE                 56,583
WPI Group Inc                   COM      92930K107        0       11,200    SH             SOLE                 11,200
Xerox Corp.                     COM      984121103    3,621      174,525    SH             SOLE                174,525

REPORT SUMMARY:                 158 DATA RECORDS   $200,822                         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED